10. Concentrations (Details 2)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Concentrations Details 2
Vendor 1	10.20%	17.60%	13.30%	25.20%
Totals	10.20%	17.60%	13.30%	25.20%